Accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Related parties	$ 211	$ 109
Accounts receivable	4,362	3,962
Expected credit loss	43	48
Accounts receivable, net	4,319	3,914
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Third parties	3,132	3,023
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Third parties	984	668
All other segments [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 35	$ 162